UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                    Investment Company Act file number 811-8738
                                                       -------------------------

                        ATLANTIC WHITEHALL FUNDS TRUST
        -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        50 Rockefeller Plaza, 15th Floor
                            NEW YORK, NEW YORK 10020
        -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                               4400 Computer Drive
                              WESTBOROUGH, MA 01581
        -----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 655-7022
                                                           -----------------

                   Date of fiscal year end: NOVEMBER 30, 2003
                                            -----------------------

                   Date of reporting period: MAY 31, 2003
                                             ----------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                            ------------------------------------
                                                               [GRAPHIC OMITTED]
                                               ATLANTIC WHITEHALL FUNDS LOGO ART

Atlantic Whitehall Growth Fund
Atlantic Whitehall Balanced Fund
Atlantic Whitehall High Yield Fund
Atlantic Whitehall Income Fund

















ATLANTIC WHITEHALL FUNDS TRUST
SEMI-ANNUAL REPORT
MAY 31, 2003

Atlantic Trust Advisors, Inc.

                          ATLANTIC WHITEHALL FUNDS TRUST

--------------------------------------------------------------------------------
Dear Valued Shareholder:

We are pleased to provide you with this Semi-Annual Report of the Atlantic Whitehall Funds for the six-month period ended May 31, 2003.

Though the stock market was down sharply in December 2002 and continued to drift lower over the first three months of 2003, the quarter finished on a more optimistic note than it started, and that strength continued into April and May which saw sharp advances in stock prices. The S&P 500 Index rose 8.23% in April and 5.26% in May. Year-to-date through May 31, 2003, the S&P 500 Index posted a gain of 10.34%, and over the six-month period ended May 31, 2003, the S&P 500 Index was up 3.86%.

The successful military phase of the war in Iraq has provided a lift to stocks, and has already paved the way for improvement in the economy. One positive sign: consumer confidence surveys, dismal in the early weeks of the year, rebounded dramatically in early April. Further lifting stocks were better retail and auto sales, and a decline in energy prices.

We will continue to focus our equity investments on quality companies with proprietary products and competitive advantages, and who have proven track records and superior growth prospects. We believe these characteristics offer the best long-term growth prospects. In the fixed income market, bonds remain an attractive capital preservation asset. The fixed income climate remains favorable, with moderate U.S. economic growth and low inflation. We see both limited upside and downside for bonds, as there is little to suggest the Federal Reserve ("Fed") will tighten credit anytime soon. Further insight to our Funds and performance information are provided on the following pages.

From an organizational standpoint we are very pleased with the integration of Whitehall Asset Management into Atlantic Trust Company, a division of AMVESCAP. The acquisition was completed on February 14, 2003. Accordingly, the Funds were renamed the Atlantic Whitehall Funds and the Advisor was renamed Atlantic Trust Advisors, Inc.

We look forward to continuing to provide our shareholders with strong investment results. Thank you for being an investor in the Atlantic Whitehall Funds.

Respectfully submitted,

/S/ SIGNATURE
Mark D. Santero
President
Atlantic Whitehall Funds Trust

MANAGEMENT'S DISCUSSION
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------
ATLANTIC WHITEHALL GROWTH FUND

The first half of the Fund's fiscal year was truly eventful. The equity market trended downward for the first two and one-half months, reflecting disappointing holiday season retail sales, corporate managements lowering earnings expectations for 2003, rising unemployment and the specter of war in Iraq. The stock market, as measured by the S&P 500 Index, declined 10% between the end of November 2002 and the low reached on March 11, 2003. During the remainder of the fiscal six-month period, the stock market rallied, with the S&P 500 Index rising nearly 14% from its March 11, 2003 low. For the six-month period that ended May 31, 2003, the Growth Fund returned 3.03%. By comparison, the S&P 500 Index returned 3.86%.

The current environment appears favorable for the equity market. Monetary stimulus is global, with all major central banks contributing. As a result, the monetary aggregates are increasing faster than nominal GDP in all major economies. The U.S. has just passed tax reduction legislation that is designed to provide an immediate fiscal stimulus, boosting consumer purchasing power, while creating incentives for new investment. Productivity growth has remained impressive, maintaining the disinflation forces in the economy and facilitating further declines in interest rates. Mortgage refinancing continues to reach new record levels, boosting consumer spending and new construction. The dollar has experienced a substantial weakening in the foreign exchange market, an additional deflationary force. On the political front, the military phase of the war in Iraq was won at far lower cost than many feared. The U.S. has regained, or perhaps even strengthened, its position as world leader. Finally, the President is enjoying a high level of popularity with the electorate and using the resulting political capital to push his ambitious domestic agenda through the Congress.

We continued to find stocks offering attractive combinations of growth, profitability and value among the leading companies in the semiconductor, pharmaceutical/biotechnology and media industries. The most positive contributors to Fund performance were provided by Altera (+37%) and Xilinx
(+21%), semiconductor companies that are the two dominant suppliers of programmable logic devices; Amgen (+37%), the world's leading biotechnology company and Human Genome Sciences (+37%), a developmental stage biotechnology company; and Comcast (+27%), the leading cable television company. Stocks that adversely affected the Fund's performance included Micron Technology (-28%), which experienced a sharp product price decline early in the period, but has experienced a strong recovery during the first half of June reflecting a more favorable product price environment. Automatic Data Processing (-20%) gave back some of the profits the Fund had earned from the stock last year amid signs of continued weakness in its customers' payrolls. Baxter International (-19%) retraced much of its previous stock price rise due to price decreases in its blood fractions business. American International Group ("AIG") (-11%) stock declined in January following an increase in insurance reserves to cover higher than anticipated claims from previous years. AIG shares have recovered significantly since early March and have been a substantial contributor to the Fund's performance for many years.

First quarter corporate earnings, boosted by higher energy prices and a weak dollar, were more than 10% higher than in the first quarter of 2002. Estimates for the second quarter are for earnings to increase in the high single digit range. We believe the stage has been set for economic growth to accelerate during the second half of 2003 and into 2004.

Economic acceleration combined with rapid productivity growth, low inflation and low interest rates should provide a hospitable environment for growth stocks. We continue to focus on companies with premium growth prospects, attractive rates of profitability and strong competitive positions that we believe could enable these companies to sustain their levels of superior performance.

ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                    VALUE
    ------                                                    -----

COMMON STOCKS - 82.65%
              BANKING - 3.07%
    96,190    Wells Fargo & Co..........................  $  4,645,977
                                                          ------------

              COMPUTERS - 3.27%
   458,047    EMC Corp./Mass.*..........................     4,956,069
                                                          ------------

              DIVERSIFIED MANUFACTURING - 1.91%
   100,771    General Electric Co.......................     2,892,128
                                                          ------------

              ENTERTAINMENT - 8.25%
   201,542    Fox Entertainment Group, Inc., Class A* ..     5,665,345
    54,966    Viacom, Inc., Class A*....................     2,509,198
   219,863    Walt Disney Co. (The).....................     4,320,308
                                                          ------------
                                                            12,494,851
                                                          ------------

              HEALTH CARE - 4.66%
   128,254    Baxter International, Inc.................     3,249,956
    66,074    Cardinal Health, Inc......................     3,813,131
                                                          ------------
                                                             7,063,087
                                                          ------------

              HOUSEHOLD PRODUCTS - 2.16%
    54,966    Colgate-Palmolive Co......................     3,277,073
                                                          ------------

              INSURANCE - 2.79%
    73,059    American International Group, Inc. .......     4,228,655
                                                          ------------

              MULTIMEDIA - 9.38%
   229,711    AOL Time Warner, Inc.*....................     3,496,201
   201,542    Comcast Corp., Class A*...................     5,808,440
   419,205    Liberty Media Corp.*......................     4,904,699
                                                          ------------
                                                            14,209,340
                                                          ------------

              OIL AND GAS - 2.89%
    72,011    Exxon Mobil Corp..........................     2,621,200
    73,288    Halliburton Co............................     1,749,385
                                                          ------------
                                                             4,370,585
                                                          ------------

              PHARMACEUTICALS - 9.90%
    86,388    Amgen, Inc.*..............................     5,590,168
    59,547    Bristol-Myers Squibb Co...................     1,524,403
   146,576    Human Genome Sciences, Inc.*..............     2,147,338
   137,415    Pfizer, Inc...............................     4,262,613
   100,771    Vertex Pharmaceuticals, Inc.*.............     1,464,203
                                                          ------------
                                                            14,988,725
                                                          ------------

              RESTAURANTS - 1.54%
   124,315    McDonald's Corp...........................     2,328,420
                                                          ------------

              RETAIL - 4.92%
   109,932    Costco Wholesale Corp.*...................     4,072,981
    64,127    Wal-Mart Stores, Inc......................     3,373,721
                                                          ------------
                                                             7,446,702
                                                          ------------

              SEMICONDUCTORS - 12.45%
   293,150    Altera Corp.*.............................     5,651,932
   109,932    Intel Corp................................     2,290,983
   114,146    Maxim Integrated Products, Inc............     4,475,665
    48,920    Micron Technology, Inc.*..................       553,774
    82,449    Texas Instruments, Inc....................     1,690,205
   140,621    Xilinx, Inc.*.............................     4,200,349
                                                          ------------
                                                            18,862,908
                                                          ------------


    SHARES                                                    VALUE
    ------                                                    -----

              TECHNOLOGY - 15.46%
   230,306    Applied Materials, Inc.*..................  $  3,583,561
   298,185    ASM Lithography Holding N.V. -
              NY Registered*.............................    2,996,759
    41,225    Automatic Data Processing, Inc............     1,438,753
   293,150    Cisco Systems, Inc.*......................     4,772,482
   139,932    Microsoft Corp............................     3,443,727
    91,701    Molex, Inc................................     2,508,939
     9,162    Molex, Inc., Class A......................       220,804
   128,254    Novellus Systems, Inc.*...................     4,444,001
                                                          ------------
                                                            23,409,026
                                                          ------------
              TOTAL COMMON STOCKS.......................   125,173,546
                                                          ------------
              (Cost $112,964,695)

      PAR                                        CREDIT
     VALUE                                      RATINGS+
     -----                                      --------

U.S. GOVERNMENT OBLIGATION - 13.20%
              U.S. TREASURY BILL (A) - 13.20%
$20,000,000   U.S. Treasury Bill
              1.040%, 06/05/03.................  Aaa/AAA    19,997,711
                                                          ------------
              TOTAL U.S. GOVERNMENT OBLIGATION. ........    19,997,711
                                                          ------------
              (Cost $19,997,711)

    SHARES
    ------

SHORT-TERM INVESTMENT FUND - 4.77%
 7,218,779    Bank of New York Cash Reserve Fund .......     7,218,779
                                                          ------------
              TOTAL SHORT-TERM INVESTMENT FUND. ........     7,218,779
                                                          ------------
              (Cost $7,218,779)


              TOTAL INVESTMENTS - 100.62% ..............   152,390,036
                                                          ------------
              (Cost $140,181,185)

              LIABILITIES IN EXCESS OF
              OTHER ASSETS - (0.62)% ...................      (941,248)
                                                          ------------
              NET ASSETS - 100.00% .....................  $151,448,788
                                                          ============

---------------------------
*   Non-income producing security.
(A) Interest rate presented  represents  annualized yield at time of purchase.
+   See page 12 for Credit Rating Summary (unaudited).

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

MANAGEMENT'S DISCUSSION
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------
ATLANTIC WHITEHALL BALANCED FUND

The financial markets focused upon the prospects for economic recovery and continued disinflation during the first half of the Fund's fiscal year. Mid-way through the period all eyes turned towards events in Iraq, which temporarily displaced the economy as the primary concern of investors. The stock market declined at the beginning of the period, reflecting a disappointing economy characterized by weak holiday season retail sales and a rising pace of employee layoffs. Anxiety surrounding both the timing and outcome of the war in Iraq added to investor concerns. Rapid success in Iraq followed by aggressive government actions to supply financial liquidity and tax reduction amid evidence of substantial disinflationary pressures provided an increasingly favorable environment for the financial markets.

The stock market declined during the first part of the fiscal period, with the S&P 500 Index declining 10% as of March 11, 2003. A strong recovery ensued, delivering positive returns for the first half of the fiscal year. The fixed income markets remained on a generally positive trend throughout the first half of the fiscal year, as low inflation allowed the Fed to react to a slower than expected economy with monetary stimulus. When the Fed indicated that it was more concerned about the slight risk of actual deflation than a resurgence of inflation, the fixed income markets decided to enjoy the benefits of more rapid monetary growth without worrying about future inflation. The combination of a rising federal budget deficit and anticipation of economic recovery led to a healthy reduction in risk premiums of corporate bonds compared to Treasuries. The Fund benefited from declining interest rates as well as the shrinking of spreads. For the six-month period ended May 31, 2003, the Balanced Fund returned 4.69%. By comparison, the S&P 500 Index returned 3.86%, the Lehman Aggregate Bond Index returned 6.29%, and a Blended Index, comprised of 60% S&P 500 Index and 40% Lehman Aggregate Bond Index, returned 4.83%.

We continued to find stocks offering attractive combinations of growth, profitability and value among the leading companies in the semiconductor, pharmaceutical/biotechnology and media industries. The most positive contributors to Fund performance were provided by Altera (+37%) and Xilinx
(+21%), semiconductor companies that are the two dominant suppliers of programmable logic devices; Amgen (+37%), the world's leading biotechnology company and Human Genome Sciences (+37%), a developmental stage biotechnology company; and Comcast (+27%), the leading cable television company. Stocks that adversely affected the Fund's performance included Micron Technology (-28%), which experienced a sharp product price decline early in the period, but has experienced a strong recovery during the first half of June reflecting a more favorable product price environment. Baxter International (-19%) retraced much of its previous stock price rise due to price decreases in its blood fractions business. American International Group ("AIG") (-11%) stock declined in January following an increase in insurance reserves to cover higher than anticipated claims from previous years. AIG shares have recovered significantly since early March and have been a substantial contributor to the Fund's performance for many years.

We are  constructive  on the  outlook  of the second  half of the  fiscal  year.
Disinflation momentum seems sufficient to allow the Fed to maintain its accommodative posture. The economy appears poised for growth to accelerate through the second half of the 2003 and into 2004. The combination of monetary ease, fiscal stimulus, a weak dollar and strong productivity gains should lead to a revival of investment and job creation and an eventual increase in interest rates.

The Fund has been structured for the expected environment. Our equity focus is on quality growth stocks that can produce superior performance in an expanding economy. On the fixed income side we have increased diversification with asset-backed securities, upgraded the average quality of our corporate bonds and reduced the interest rate sensitivity of our holdings.

ATLANTIC WHITEHALL FUNDS TRUST
BALANCED FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                    VALUE
    ------                                                    -----

COMMON STOCKS - 61.11%
              BANKING - 2.33%
    25,000    Wells Fargo & Co..........................  $  1,207,500
                                                          ------------

              BEVERAGES - 2.30%
    27,000    PepsiCo, Inc..............................     1,193,400
                                                          ------------

              COMPUTERS - 1.67%
    80,000    EMC Corp./Mass.*..........................       865,600
                                                          ------------

              DIVERSIFIED MANUFACTURING - 3.12%
    39,900    General Electric Co.......................     1,145,130
    18,000    Honeywell International, Inc..............       471,600
                                                          ------------
                                                             1,616,730
                                                          ------------

              ENTERTAINMENT - 3.14%
    30,000    Fox Entertainment Group, Inc., Class A* ..       843,300
    40,000    Walt Disney Co. (The).....................       786,000
                                                          ------------
                                                             1,629,300
                                                          ------------

              HEALTH CARE - 2.98%
    32,000    Baxter International, Inc.................       810,880
    12,752    Cardinal Health, Inc......................       735,918
                                                          ------------
                                                             1,546,798
                                                          ------------

              HOUSEHOLD PRODUCTS - 2.30%
    20,000    Colgate-Palmolive Co......................     1,192,400
                                                          ------------

              INSURANCE - 2.21%
    19,750    American International Group, Inc. .......     1,143,130
                                                          ------------

              MULTIMEDIA - 2.75%
    18,000    AOL Time Warner, Inc.*....................       273,960
    40,000    Comcast Corp., Class A*...................     1,152,800
                                                          ------------
                                                             1,426,760
                                                          ------------

              OIL AND GAS - 3.63%
    51,722    Exxon Mobil Corp..........................     1,882,681
                                                          ------------

              PHARMACEUTICALS - 7.78%
    30,000    Amgen, Inc.*..............................     1,941,300
     8,000    Bristol-Myers Squibb Co...................       204,800
    30,000    Human Genome Sciences, Inc.*..............       439,500
    35,000    Pfizer, Inc...............................     1,085,700
    25,000    Vertex Pharmaceuticals, Inc.*.............       363,250
                                                          ------------
                                                             4,034,550
                                                          ------------

              RESTAURANTS - 1.26%
    35,000    McDonald's Corp...........................       655,550
                                                          ------------

              RETAIL - 3.71%
    25,000    Costco Wholesale Corp.*...................       926,250
    12,000    CVS Corp..................................       313,200
    13,000    Wal-Mart Stores, Inc......................       683,930
                                                          ------------
                                                             1,923,380
                                                          ------------

              SEMICONDUCTORS - 12.75%
   100,000    Altera Corp.*.............................     1,928,000
    30,000    Intel Corp................................       625,200
    54,000    Maxim Integrated Products, Inc............     2,117,340
    24,000    Micron Technology, Inc.*..................       271,680
    56,000    Xilinx, Inc.*.............................     1,672,720
                                                          ------------
                                                             6,614,940
                                                          ------------


    SHARES                                                    VALUE
    ------                                                    -----

              TECHNOLOGY - 9.18%
    88,000    Applied Materials, Inc.*..................  $  1,369,280
    60,000    Cisco Systems, Inc.*......................       976,800
    31,250    Molex, Inc................................       855,000
    45,000    Novellus Systems, Inc.*...................     1,559,250
                                                          ------------
                                                             4,760,330
                                                          ------------

              TOTAL COMMON STOCKS.......................    31,693,049
                                                          ------------
              (Cost $23,557,563)

      PAR                                       CREDIT
     VALUE                                     RATINGS+
     -----                                     --------

CORPORATE OBLIGATIONS - 17.53%
              BANKING - 6.76%
$  500,000    Abbey National Plc,
              Subordinated Notes, EMTN
              6.690%, 10/17/05..................   A1/A+       553,846
   600,000    Bank One Corp.,
              Subordinated Notes
              5.900%, 11/15/11..................   A1/A-       681,653
 1,000,000    Deutsche Ausgleichsbank
              6.500%, 09/15/04..................     AAA     1,065,866
   600,000    Wachovia Corp.,
              4.950%, 11/01/06..................   Aa3/A       654,172
   500,000    Wells Fargo & Co.,
              Senior Notes
              5.125%, 02/15/07..................  Aa2/A+       549,017
                                                          ------------
                                                             3,504,554
                                                          ------------

              BEVERAGES - 1.08%
   500,000    Anheuser-Busch Cos., Inc.,
              Debentures
              7.000%, 12/01/25..................   A1/A+       559,544
                                                          ------------

              FINANCIAL SERVICES - 6.15%
   750,000    AIG SunAmerica Global Financing VI
              6.300%, 05/10/11 (A).............. Aaa/AAA       869,740
   500,000    Ford Motor Credit Co.
              7.500%, 03/15/05..................  A3/BBB       528,277
   500,000    General Electric Capital Corp.,
              Series A, MTN
              6.125%, 02/22/11.................. Aaa/AAA       573,893
   400,000    General Motors Acceptance Corp.,
              MTN 2.751%, 10/16/03 (B)..........  A2/BBB       401,124
   750,000    KfW International Finance, Inc.,
              Series DTC
              4.750%, 01/24/07.................. Aaa/AAA       817,667
                                                          ------------
                                                             3,190,701
                                                          ------------

              OIL AND GAS - 1.03%
   500,000    Consolidated Natural Gas Co.
              7.250%, 10/01/04.................. A3/BBB+       534,858
                                                          ------------

              REAL ESTATE - 1.12%
   500,000    EOP Operating LP
              6.800%, 01/15/09.................Baa1/BBB+       578,850
                                                          ------------

              TELECOMMUNICATIONS - 0.75%
   350,000    Verizon New Jersey, Inc.,
              Debentures
              5.875%, 01/17/12..................  Aa3/A+       391,420
                                                          ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 CREDIT
  PAR VALUE                                     RATINGS+       VALUE
  ---------                                     --------     --------


              TRANSPORTATION - 0.64%
$  300,000    Norfolk Southern Railway,
              Equipment Trust
              5.950%, 04/01/07..................   Aa3/A   $   333,610
                                                           -----------
              TOTAL CORPORATE OBLIGATIONS.......             9,093,537
                                                           -----------
              (Cost $8,338,413)


ASSET-BACKED SECURITIES - 8.78%

   400,000    Citibank Credit Card Master Trust I,
              Series 1999-5, Class A
              6.100%, 05/15/08.................. Aaa/AAA       445,182
   500,000    Commonwealth Edison
              Transitional Funding Trust,
              Series 1998-1, Class A6
              5.630%, 06/25/09.................. Aaa/AAA       554,561
   650,000    Discover Card Master Trust I,
              Series 1996-3, Class A
              6.050%, 08/18/08.................. Aaa/AAA       717,136
   350,000    Illinois Power Special Purpose Trust,
              Series 1998-1, Class A6
              5.540%, 06/25/09.................. Aaa/AAA       386,389
   500,000    MBNA Credit Card Master Note Trust,
              Series 2002-A1, Class A1
              4.950%, 06/15/09.................. Aaa/AAA       546,139
   500,000    MBNA Master Credit Card Trust,
              Series 1999-G, Class A
              6.350%, 12/15/06.................. Aaa/AAA       528,146
   750,000    Morgan Stanley Dean Witter Capital,
              Series 2001-IQA, Class A2
              5.330%, 12/18/32..................     Aaa       824,447
   500,000    PSE&G Transition Funding LLC,
              Series 2001-1, Class A3
              5.980%, 06/15/08.................. Aaa/AAA       552,461
                                                           -----------
              TOTAL ASSET-BACKED SECURITIES.....             4,554,461
                                                           -----------
              (Cost $4,343,626)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.12%

              FEDERAL HOME LOAN
              MORTGAGE CORPORATION - 3.99%
   750,000    3.500%, 09/15/07.................. Aaa/AAA       788,067
   100,000    7.000%, 03/15/10.................. Aaa/AAA       124,141
   500,000    5.125%, 08/20/12.................. Aaa/AAA       518,767
   344,889    Gold Pool #E00616
              6.000%, 01/01/14.................. Aaa/AAA       357,930
   282,644    Series 2323, Class PL, CMO
              6.500%, 09/15/25.................. Aaa/AAA       282,875
                                                           -----------
                                                             2,071,780
                                                           -----------

                                                 CREDIT
  PAR VALUE                                     RATINGS+       VALUE
  ---------                                     --------     --------

              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION - 2.28%
$  741,271    Pool #384875
              5.790%, 03/01/09.................. Aaa/AAA   $   830,544
   285,092    Pool #535151
              7.500%, 02/01/15.................. Aaa/AAA       305,819
    44,151    Series 2000-1, Class A, CMO
              7.000%, 04/18/28.................. Aaa/AAA        44,382
                                                           -----------
                                                             1,180,745
                                                           -----------

              GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION - 0.85%
   231,170    Pool #485907
              6.500%, 04/15/31.................. Aaa/AAA       242,368
   187,821    Pool #554752
              6.500%, 04/15/31.................. Aaa/AAA       196,919
                                                           -----------
                                                               439,287
                                                           -----------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS................             3,691,812
                                                           -----------
              (Cost $3,482,509)

    SHARES
    ------

SHORT-TERM INVESTMENT FUND - 6.23%
 3,230,730    Bank of New York Cash Reserve Fund             3,230,730
                                                           -----------
              TOTAL SHORT-TERM INVESTMENT FUND..             3,230,730
                                                           -----------
              (Cost $3,230,730)


              TOTAL INVESTMENTS - 100.77% ......            52,263,589
                                                           -----------
              (Cost $42,952,841)

              LIABILITIES IN EXCESS OF
              OTHER ASSETS - (0.77)% ...........              (397,139)
                                                           -----------
              NET ASSETS - 100.00% .............           $51,866,450
                                                           ===========

----------------------------------
*      Non-income producing security.
(A) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers. At May 31, 2003, this security amounted to $869,740 or 1.68% of net assets.
(B) Variable rate security. Interest rate presented represents the rate currently in effect.
CMO    Collateralized  Mortgage  Obligation
EMTN   Euro Medium  Term Note
MTN    Medium  Term Note
+      See page 12 for  Credit  Rating Summary (unaudited).

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

MANAGEMENT'S DISCUSSION
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------
ATLANTIC WHITEHALL HIGH YIELD FUND

Due to various recent developments affecting the High Yield Fund, including, but not limited to: (a) the inability of the High Yield Fund to achieve an economically viable size; (b) the expressed intention of several major shareholders to redeem their interest in the High Yield Fund, which would further reduce the size of the Fund; and (c) the notice of Fountain Capital Management L.L.C. of its resignation as the Fund's investment sub-adviser effective May 13, 2003, it was determined that it was in the best interest of the High Yield Fund's shareholders to sell all of the Fund's high yield bond holdings and invest the proceeds from such sale in money market instruments, pending a likely liquidation of the Fund. As a result, the Fund is not able to pursue its stated investment objective and principle investment strategies. The High Yield Fund was closed to both new investors and additional investments from current shareholders on March 21, 2003. For the six-month period ended May 31, 2003, the High Yield Fund returned 3.34%. By comparison, the Salomon Brothers High Yield Index returned 17.58%.

ATLANTIC WHITEHALL FUNDS TRUST
HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 CREDIT
  PAR VALUE                                     RATINGS+       VALUE
  ---------                                     --------      -------

U.S. AGENCY OBLIGATION - 91.46%
              FEDERAL AGRICULTURAL
              MORTGAGE CORPORATION - 91.46%
$  125,000    0.980%, 06/02/03 (A).............. Aaa/AAA   $   124,997
                                                           -----------
              TOTAL U.S. AGENCY OBLIGATION..............       124,997
                                                           -----------
              (Cost $124,997)

    SHARES
    ------

SHORT-TERM INVESTMENT FUND - 2.91%
     3,973    Bank of New York Cash Reserve Fund .......         3,973
                                                           -----------

              TOTAL SHORT-TERM INVESTMENT FUND..........         3,973
                                                           -----------
              (Cost $3,973)

              TOTAL INVESTMENTS - 94.37% ...............       128,970
                                                           -----------
              (Cost $128,970)

              OTHER ASSETS
              NET OF LIABILITIES - 5.63% ...............         7,691
                                                           -----------
              NET ASSETS - 100.00% .....................   $   136,661
                                                           ===========

-------------------------------------------
(A) Zero coupon bond. Rate shown reflects effective yield to maturity at time of purchase.
+   See page 12 for Credit Rating Summary (unaudited).

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

MANAGEMENT'S DISCUSSION
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------
ATLANTIC WHITEHALL INCOME FUND

Two alternating themes have been prevalent in the capital markets this year - economic recovery and disinflation. Economic recovery, though elusive pre-Iraq, seems to be gaining some traction post-Iraq. Consumer sentiment has increased and corporate profitability has improved as consumer and business risk aversion dissipates. However, excess capacity existing in many industries combined with ever-increasing productivity have led to job losses and falling inflation. Consumer and producer inflation are at historical lows and more thought is being given towards deflation - a steady drop in prices that induces consumers to postpone consumption.

The risk of deflation, although small, would be devastating to the economy. This is causing the Fed to grapple with a policy shift from inflation fighters to re-inflating the economy to ward off deflationary forces. With the federal funds rate already at historical lows, this has caused the Fed to explore the use of other monetary tools to stimulate demand. These include flooding the economy with liquidity, purchasing longer maturity treasury securities and supporting a weaker U.S. dollar. All would favor fixed income investments.

Improving sentiment and slowing inflation have pushed yields on treasury securities to historic lows. Corporate bonds have benefited during this period as spreads to treasuries have tightened with improving balance sheets and profitability. The Fund has benefited from both of these moves. For the six-month period ended May 31, 2003, the Income Fund returned 4.67%. By comparison, the Lehman Aggregate Bond Index returned 6.29%.

We are still focusing on an improving economy for the second half of the year. Fiscal stimulus in the form of deficit spending, tax cuts and investment incentive, combined with low interest rates and easy credit should eventually lift demand for goods and services. This should lead to a revival of job creation, business investment, and eventually to higher rates. As such, we have added further diversification with asset-backed securities, improved the average credit quality of the corporate holdings and reduced the interest rate sensitivity of the portfolio.

ATLANTIC WHITEHALL FUNDS TRUST
INCOME FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 CREDIT
  PAR VALUE                                     RATINGS+       VALUE
  ---------                                     --------       -----

CORPORATE OBLIGATIONS - 49.03%
              AEROSPACE/DEFENSE - 2.87%
$  300,000    United Technologies Corp.
              6.350%, 03/01/11............ .....   A2/A+   $   351,055
                                                           -----------

              BANKING - 9.95%
   300,000    Bank One Corp.,
              Subordinated Notes
              5.900%, 11/15/11............ .....   A1/A-       340,827
   300,000    Wachovia Corp.
              4.950%, 11/01/06............ .....   Aa3/A       327,086
   500,000    Wells Fargo & Co.,
              Senior Notes
              5.125%, 02/15/07............ .....  Aa2/A+       549,017
                                                           -----------
                                                             1,216,930
                                                           -----------

              DIVERSIFIED MANUFACTURING - 2.78%
   300,000    Textron, Inc., Senior Notes
              6.500%, 06/01/12............ .....   A3/A-       340,399
                                                           -----------

              FINANCIAL SERVICES - 13.28%
   350,000    Ford Motor Credit Co.
              7.500%, 03/15/05............ .....  A3/BBB       369,794
   500,000    General Electric Capital Corp.,
              Series A, MTN
              6.125%, 02/22/11............ ..... Aaa/AAA       573,894
   650,000    General Motors Acceptance Corp.
              6.125%, 09/15/06............ .....  A2/BBB       681,572
                                                           -----------
                                                             1,625,260
                                                           -----------

              FOODS AND BEVERAGES - 2.65%
   300,000    Kraft Foods, Inc.
              5.250%, 06/01/07............ ..... A3/BBB+       323,690
                                                           -----------

              REAL ESTATE - 6.08%
   350,000    EOP Operating LP
              6.800%, 01/15/09.................Baa1/BBB+       405,195
   300,000    Simon Property Group LP
              6.375%, 11/15/07..................Baa2/BBB       338,275
                                                           -----------
                                                               743,470
                                                           -----------

              RETAIL - 4.11%
   500,000    Wal-Mart Stores, Inc.,
              Senior Notes
              3.250%, 09/29/03..................  Aa2/AA       503,235
                                                           -----------

              TELECOMMUNICATIONS - 5.48%
   600,000    Verizon New Jersey, Inc.,
              Debentures
              5.875%, 01/17/12..................  Aa3/A+       671,006
                                                           -----------

              UTILITIES - 1.83%
   200,000    DTE Energy Co., Senior Notes
              6.450%, 06/01/06..................Baa2/BBB       223,771
                                                           -----------

              TOTAL CORPORATE OBLIGATIONS.......             5,998,816
                                                           -----------
              (Cost $5,683,930)

                                                 CREDIT
  PAR VALUE                                     RATINGS+       VALUE
  ---------                                     --------       -----

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.75%
              FEDERAL FARM CREDIT BANK - 1.94%
$  225,000    4.375%, 04/15/05.................. Aaa/AAA   $   237,678
                                                           -----------

              FEDERAL HOME LOAN
              MORTGAGE CORPORATION - 6.55%
   500,000    5.125%, 08/20/12.................. Aaa/AAA       518,767
   282,644    Series 2323, Class PL, CMO
              6.500%, 09/15/25.................. Aaa/AAA       282,875
                                                           -----------
                                                               801,642
                                                           -----------

              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION - 8.65%
   900,000    5.250%, 06/15/06.................. Aaa/AAA       991,728
    66,227    Series 2000-1, Class A, CMO
              7.000%, 04/18/28.................. Aaa/AAA        66,572
                                                           -----------
                                                             1,058,300
                                                           -----------

              U.S. TREASURY NOTE - 4.61%
   500,000    4.875%, 02/15/12.................. Aaa/AAA       563,242
                                                           -----------

              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS................             2,660,862
                                                           -----------
              (Cost $2,500,273)

ASSET-BACKED SECURITIES - 20.29%
   300,000    Citibank Credit Card Master Trust I,
              Series 1999-5, Class A
              6.100%, 05/15/08.................. Aaa/AAA       333,886
   300,000    Commonwealth Edison
              Transitional Funding Trust,
              Series 1998-1, Class A6
              5.630%, 06/25/09.................. Aaa/AAA       332,737
   350,000    Discover Card Master Trust I,
              Series 1996-3, Class A
              6.050%, 08/18/08.................. Aaa/AAA       386,150
   300,000    Illinois Power Special Purpose Trust,
              Series 1998-1, Class A6
              5.540%, 06/25/09.................. Aaa/AAA       331,191
   500,000    MBNA Credit Card Master Note Trust,
              Series 2002-A1, Class A1
              4.950%, 06/15/09.................. Aaa/AAA       546,139
   500,000    PSE&G Transition Funding LLC,
              Series 2001-1, Class A3
              5.980%, 06/15/08.................. Aaa/AAA       552,461
                                                           -----------
              TOTAL ASSET-BACKED SECURITIES.....             2,482,564
                                                           -----------
              (Cost $2,373,407)

FOREIGN GOVERNMENT SECURITY - 2.79%
              CANADA - 2.79%
   300,000    Province of Ontario
              5.500%, 10/01/08..................  Aa2/AA       341,647
                                                           -----------
              TOTAL FOREIGN GOVERNMENT SECURITY                341,647
                                                           -----------
              (Cost $330,180)

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                     VALUE
   ------                                                     -----

SHORT-TERM INVESTMENT FUND - 4.73%
   578,107    Bank of New York Cash Reserve Fund .......   $   578,107
                                                           -----------
              TOTAL SHORT-TERM INVESTMENT FUND..........       578,107
                                                           -----------
              (Cost $578,107)

              TOTAL INVESTMENTS - 98.59% ...............    12,061,996
                                                           -----------
              (Cost $11,465,897)

              OTHER ASSETS
              NET OF LIABILITIES - 1.41% ...............       172,552
                                                           -----------
              NET ASSETS - 100.00% .....................   $12,234,548
                                                           ===========

----------------------------------
CMO    Collateralized Mortgage Obligations
MTN    Medium Term Note
+      See page 12 for Credit Rating Summary (unaudited).

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                              CREDIT RATING SUMMARY
                              ---------------------

CREDIT RATINGS GIVEN BY STANDARD & POOR'S CORPORATION AND MOODY'S INVESTORS SERVICES INC.

     MOODY'S   STANDARD & POOR'S
    ---------  -----------------

       Aaa        AAA      Instrument  judged to be of the highest  quality and
                           carrying the smallest amount of investment risk.
       Aa          AA      Instrument judged to be of high quality by all
                           standards.
        A           A      Instrument judged to be adequate by all standards.
       Baa         BBB     Instrument judged to be of modest quality by all
                           standards.
       Ba          BB      Instrument judged to have speculative elements.
        B           B      Instrument judged to lack characteristics of the
                           desirable investment.
       Caa         CCC     Instrument judged to be in poor standing.
       Ca          CC      Instrument judged to be speculative in a high degree.
        C           C      Instrument judged to have extremely poor prospects
                           of ever attaining any real investment standing.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number.

The Standard & Poor's rating may be modified by the addition of a plus or minus sign to show relative standings within the major rating categories.

U.S. Government and Agency Issues have an assumed rating of Aaa/AAA.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         THIS PAGE LEFT INTENTIONALLY BLANK

ATLANTIC WHITEHALL FUNDS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               GROWTH        BALANCED     HIGH YIELD     INCOME
                                                                                FUND           FUND          FUND         FUND
                                                                               ------        --------      --------      ------
ASSETS:
Investments:
   Investments at cost..................................................    $140,181,185   $42,952,841     $128,970    $11,465,897
   Net unrealized appreciation..........................................      12,208,851     9,310,748           --        596,099
                                                                            ------------   -----------     --------    -----------
   Total investments at value...........................................     152,390,036    52,263,589      128,970     12,061,996
                                                                            ------------   -----------     --------    -----------

Receivables:
   Fund shares sold.....................................................         591,892         4,385           --         46,188
   Dividends and interest...............................................          78,907       200,373            4        150,607
   From Investment Advisor..............................................              --            --       15,724          3,968
Other assets...........................................................           11,021         3,872           --          1,786
                                                                            ------------   -----------     --------    -----------
   Total Assets.........................................................     153,071,856    52,472,219      144,698     12,264,545
                                                                            ------------   -----------     --------    -----------

LIABILITIES:
Payables:
   Dividends payable....................................................              --            --           72             --
   Investments purchased................................................       1,337,397            --           --             --
   Fund shares repurchased..............................................          65,326       523,446           --          1,018
   Advisory fees........................................................          78,100        28,952           --             --
   Administration fees..................................................          18,689         9,960        3,880          5,782
   Transfer Agent fees..................................................          22,075         9,209        1,916          4,345
   Trustees fees........................................................          14,250         4,932           16          1,352
   Distribution fees....................................................          24,885         4,738           46            708
 Accrued expenses and other payables....................................          62,346        24,532        2,107         16,792
                                                                            ------------   -----------     --------    -----------
   Total Liabilities....................................................       1,623,068       605,769        8,037         29,997
                                                                            ------------   -----------     --------    -----------
 NET ASSETS.............................................................    $151,448,788   $51,866,450     $136,661    $12,234,548
                                                                            ============   ===========     ========    ===========

NET ASSETS CONSIST OF:
Par value..............................................................     $     10,845   $     4,267     $     19    $     1,178
Paid-in capital in excess of par value.................................      141,448,632    42,951,723      777,412     12,108,608
Accumulated undistributed net investment income (loss).................         (429,820)       58,473           --         22,203
Accumulated net realized loss on investments sold......................       (1,789,720)     (458,761)    (640,770)      (493,540)
Net unrealized appreciation on investments.............................       12,208,851     9,310,748           --        596,099
                                                                            ------------   -----------     --------    -----------
 TOTAL NET ASSETS.......................................................    $151,448,788   $51,866,450     $136,661    $12,234,548
                                                                            ============   ===========     ========    ===========
   Shares of beneficial interest outstanding............................      10,845,370     4,267,254       19,112      1,178,458
                                                                            ============   ===========     ========    ===========
   Net asset value, offering and redemption price per share
     (Net Assets/Shares Outstanding)....................................    $      13.96   $     12.15     $   7.15    $     10.38
                                                                            ============   ===========     ========    ===========


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               GROWTH        BALANCED     HIGH YIELD     INCOME
                                                                                FUND           FUND          FUND         FUND
                                                                               ------        --------      --------      ------
INVESTMENT INCOME:
   Interest..............................................................   $     94,376   $    461,766   $  119,568   $   429,856
   Dividends.............................................................        452,133        132,264           --            --
                                                                            ------------   ------------   ----------   -----------
   Total investment income...............................................        546,509        594,030      119,568       429,856
                                                                            ------------   ------------   ----------   -----------

EXPENSES:
   Advisory..............................................................        597,418        206,559       10,754        61,000
   Administration........................................................        122,544         57,863       24,415        35,629
   Distribution fees.....................................................        139,379         26,731        3,585         5,129
   Custody...............................................................          9,058          4,632        2,508         2,732
   Transfer agent........................................................         52,486         25,002       10,970        16,208
   Professional fees.....................................................         54,268         19,165        1,204        11,001
   Registration and filing fees..........................................          8,490          8,025        9,740         7,625
   Printing..............................................................         18,150          7,636          390         2,830
   Trustees..............................................................         42,047         14,665          796         5,341
   Miscellaneous.........................................................         19,488          7,856        1,102         3,990
                                                                            ------------   ------------   ----------   -----------
   Total expenses before waivers and/or reimbursement....................      1,063,328        378,134       65,464       151,485
   Less expenses waived and/or reimbursed................................        (86,999)       (25,975)     (51,857)      (31,363)
                                                                            ------------   ------------   ----------   -----------
   Net expenses..........................................................        976,329        352,159       13,607       120,122
                                                                            ------------   ------------   ----------   -----------
NET INVESTMENT INCOME (LOSS).............................................       (429,820)       241,871      105,961       309,734
                                                                            ------------   ------------   ----------   -----------

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investment transactions...................        851,656(a)     150,033      (74,754)      696,579
   Net change in unrealized appreciation (depreciation) on investments...      3,951,605      1,910,662      112,859      (148,436)
                                                                            ------------   ------------   ----------   -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS..........................      4,803,261      2,060,695       38,105       548,143
                                                                            ------------   ------------   ----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................   $  4,373,441   $  2,302,566   $  144,066   $   857,877
                                                                            ============   ============   ==========   ===========

--------------------------------------------------------------------------
(a)On May 8, 2003, the Fund had a redemption in kind with total proceeds in the amount of $10,614,112. The net realized gain of the transaction of $851,656 will not be realized by the Fund for tax purposes.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                           GROWTH FUND
                                                                                                 ---------------------------------
                                                                                                SIX MONTHS ENDED      YEAR ENDED
                                                                                                  MAY 31, 2003       NOVEMBER 30,
                                                                                                   (UNAUDITED)           2002
                                                                                                 -------------      --------------
INVESTMENT ACTIVITIES:
Operations:
   Net investment income (loss).............................................................     $    (429,820)     $   (1,097,742)
   Net realized gain (loss) on investment transactions......................................           851,656          (1,646,571)
   Net change in unrealized appreciation (depreciation) on investments......................         3,951,605         (35,846,907)
                                                                                                 -------------      --------------
Net increase (decrease) in net assets resulting from operations.............................         4,373,441         (38,591,220)
                                                                                                 -------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income...............................................................                --                  --
   From realized gains on investments.......................................................                --                  --
                                                                                                 -------------      --------------
Total Distributions.........................................................................                --                  --
                                                                                                 -------------      --------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued..............................................................        28,465,521          93,363,204
   Dividends reinvested.....................................................................                --                  --
   Cost of shares redeemed..................................................................       (31,000,204)        (51,233,497)
                                                                                                 -------------      --------------
Change in net assets from capital share transactions........................................        (2,534,683)         42,129,707
                                                                                                 -------------      --------------
Net change in net assets....................................................................         1,838,758           3,538,487

NET ASSETS:
   Beginning of year........................................................................       149,610,030         146,071,543
                                                                                                 -------------      --------------
   End of year..............................................................................     $ 151,448,788      $  149,610,030
                                                                                                 =============      ==============
Undistributed net investment income (loss)..................................................     $    (429,820)     $           --
                                                                                                 =============      ==============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Issued...................................................................................         2,227,564           6,091,416
   Reinvested...............................................................................                --                  --
   Redeemed.................................................................................        (2,425,080)         (3,603,908)
                                                                                                 -------------      --------------
Net increase (decrease) in share transactions ..............................................          (197,516)          2,487,508
                                                                                                 =============      ==============


                                                                                                           BALANCED FUND
                                                                                                  -------------------------------
                                                                                                SIX MONTHS ENDED     YEAR ENDED
                                                                                                  MAY 31, 2003      NOVEMBER 30,
                                                                                                   (UNAUDITED)         2002
                                                                                                   -----------     -------------
INVESTMENT ACTIVITIES:
Operations:
   Net investment income (loss).............................................................       $   241,871     $     804,662
   Net realized gain (loss) on investment transactions......................................           150,033          (571,284)
   Net change in unrealized appreciation (depreciation) on investments......................         1,910,662        (8,404,717)
                                                                                                 -------------     -------------
Net increase (decrease) in net assets resulting from operations.............................         2,302,566        (8,171,339)
                                                                                                 -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income...............................................................          (303,937)         (913,624)
   From realized gains on investments.......................................................                --        (1,182,136)
                                                                                                 -------------     -------------
Total Distributions.........................................................................          (303,937)       (2,095,760)
                                                                                                 -------------     -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued..............................................................         2,736,986        13,971,214
   Dividends reinvested.....................................................................           303,691         2,094,039
   Cost of shares redeemed..................................................................        (4,050,395)      (21,906,015)
                                                                                                 -------------     -------------
Change in net assets from capital share transactions........................................        (1,009,718)       (5,840,762)
                                                                                                 -------------     -------------
Net change in net assets....................................................................           988,911       (16,107,861)

NET ASSETS:
   Beginning of year........................................................................        50,877,539        66,985,400
                                                                                                 -------------     -------------
   End of year..............................................................................     $  51,866,450     $  50,877,539
                                                                                                 =============     =============
Undistributed net investment income (loss)..................................................     $      58,473     $     120,539
                                                                                                 =============     =============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Issued...................................................................................           246,259         1,077,996
   Reinvested...............................................................................            27,727           162,617
   Redeemed.................................................................................          (360,917)       (1,764,815)
                                                                                                 -------------     -------------
Net increase (decrease) in share transactions ..............................................           (86,931)         (524,202)
                                                                                                 =============     =============



                                                                                                          HIGH YIELD FUND
                                                                                                -----------------------------------
                                                                                                SIX MONTHS ENDED     YEAR ENDED
                                                                                                  MAY 31, 2003      NOVEMBER 30,
                                                                                                  (UNAUDITED)           2002
                                                                                                 --------------    --------------
INVESTMENT ACTIVITIES:
Operations:
   Net investment income (loss).............................................................     $      105,961    $      380,795
   Net realized gain (loss) on investment transactions......................................            (74,754)         (438,472)
   Net change in unrealized appreciation (depreciation) on investments......................            112,859           (16,699)
                                                                                                 --------------    --------------
Net increase (decrease) in net assets resulting from operations.............................            144,066           (74,376)
                                                                                                 --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income...............................................................           (107,295)         (395,588)
   From realized gains on investments.......................................................                 --                --
                                                                                                 --------------    --------------
Total Distributions.........................................................................           (107,295)         (395,588)
                                                                                                 --------------    --------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued..............................................................            211,239         1,882,847
   Dividends reinvested.....................................................................             95,694           358,876
   Cost of shares redeemed..................................................................         (4,451,470)       (2,100,637)
                                                                                                 --------------    --------------
Change in net assets from capital share transactions........................................         (4,144,537)          141,086
                                                                                                 --------------    --------------
Net change in net assets....................................................................         (4,107,766)         (328,878)

NET ASSETS:
   Beginning of year........................................................................          4,244,427         4,573,305
                                                                                                 --------------    --------------
   End of year..............................................................................     $      136,661    $    4,244,427
                                                                                                 ==============    ==============
Undistributed net investment income (loss)..................................................     $           --    $        1,334
                                                                                                 ==============    ==============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Issued...................................................................................             29,747           260,921
   Reinvested...............................................................................             13,528            50,438
   Redeemed.................................................................................           (622,229)         (312,207)
                                                                                                 --------------    --------------
Net increase (decrease) in share transactions ..............................................           (578,954)             (848)
                                                                                                 ==============    ==============



                                                                                                              INCOME FUND
                                                                                                 -----------------------------------
                                                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                                                   MAY 31, 2003       NOVEMBER 30,
                                                                                                   (UNAUDITED)            2002
                                                                                                  --------------     --------------
INVESTMENT ACTIVITIES:
Operations:
   Net investment income (loss).............................................................      $      309,734     $      944,368
   Net realized gain (loss) on investment transactions......................................             696,579           (192,690)
   Net change in unrealized appreciation (depreciation) on investments......................            (148,436)           409,919
                                                                                                  --------------     --------------
Net increase (decrease) in net assets resulting from operations.............................             857,877          1,161,597
                                                                                                  --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income...............................................................            (312,733)          (934,907)
   From realized gains on investments.......................................................                  --                 --
                                                                                                  --------------     --------------
Total Distributions.........................................................................            (312,733)          (934,907)
                                                                                                  --------------     --------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued..............................................................           3,917,756          7,878,424
   Dividends reinvested.....................................................................             297,394            933,466
   Cost of shares redeemed..................................................................         (15,525,421)       (12,721,690)
                                                                                                  --------------     --------------
Change in net assets from capital share transactions........................................         (11,310,271)        (3,909,800)
                                                                                                  --------------     --------------
Net change in net assets....................................................................         (10,765,127)        (3,683,110)

NET ASSETS:
   Beginning of year........................................................................          22,999,675         26,682,785
                                                                                                  --------------     --------------
   End of year..............................................................................      $   12,234,548     $   22,999,675
                                                                                                  ==============     ==============
Undistributed net investment income (loss)..................................................      $       22,203     $       25,202
                                                                                                  ==============     ==============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Issued...................................................................................             382,960            792,693
   Reinvested...............................................................................              28,991             94,171
   Redeemed.................................................................................          (1,514,596)        (1,281,704)
                                                                                                  --------------     --------------
Net increase (decrease) in share transactions ..............................................          (1,102,645)          (394,840)
                                                                                                  ==============     ==============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      16-17

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         GROWTH FUND
                                    -----------------------------------------------------------------------------------------------
                                    SIX MONTHS ENDED                            YEARS ENDED NOVEMBER 30,
                                      MAY 31, 2003     ----------------------------------------------------------------------------
                                       (UNAUDITED)       2002             2001           2000              1999            1998
                                    ----------------   ---------        ---------     ---------         ---------        ---------
NET ASSET VALUE,
Beginning of Period..............      $   13.55       $   17.07        $   19.24     $   20.97         $   16.51        $   16.67
                                       ---------       ---------        ---------     ---------         ---------        ---------
Income from Investment Operations:
   Net investment income (loss)..          (0.04)          (0.10)           (0.09)        (0.15)            (0.05)            0.07
   Net realized and unrealized
     gain (loss) on investment
     transactions................           0.45           (3.42)           (1.50)         0.65              6.46             2.37
                                       ---------       ---------        ---------     ---------         ---------        ---------
   Total income (loss) from
     investment operations.......           0.41           (3.52)           (1.59)         0.50              6.41             2.44
                                       ---------       ---------        ---------     ---------         ---------        ---------
Less Dividends from:
   Net investment income.........             --              --               --            --                --            (0.05)
   Realized gains................             --              --            (0.58)        (2.23)            (1.95)           (2.55)
                                       ---------       ---------        ---------     ---------         ---------        ---------
   Total Distributions...........             --              --            (0.58)        (2.23)            (1.95)           (2.60)
                                       ---------       ---------        ---------     ---------         ---------        ---------
Net change in net asset
   value per share...............           0.41           (3.52)           (2.17)        (1.73)             4.46            (0.16)
                                       ---------       ---------        ---------     ---------         ---------        ---------
NET ASSET VALUE,
   End of Period.................      $   13.96       $   13.55        $   17.07     $   19.24         $   20.97        $   16.51
                                       =========       =========        =========     =========         =========        =========
Total Return (a).................           3.03%(b)      (20.62)%          (8.64)%        1.96%            44.49%           17.87%
Ratios/Supplemental Data:
Net Assets at the end of
   period (in thousands).........      $ 151,449       $ 149,610        $ 146,072     $ 128,500         $ 131,496        $ 124,485
Ratios to average net assets:
   Expenses before waivers+......           1.51%           1.52%            1.49%         1.26%             1.04%            1.04%
   Expenses net of waivers.......           1.39%           1.33%            1.33%         1.24%             0.93%            0.94%
   Net investment
     income (loss) (net of waivers)        (0.61)%         (0.72)%          (0.55)%       (0.63)%           (0.23)%           0.32%
Portfolio Turnover Rate..........              0%(b)(c)        9%               1%            7%                6%              92%

--------------------------------------------------------------------------
+   During the period,  certain fees were waived.  If such fee waivers had not occurred,  the ratios would have been as indicated.
(a) Total  return is based on the change in net asset value during the period and assumes  reinvestment  of all dividends and distributions.
(b) Not Annualized.
(c) Porfolio turnover rate excludes securities delivered from processing the redemption in kind.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         BALANCED FUND
                                    -----------------------------------------------------------------------------------------------
                                    SIX MONTHS ENDED                            YEARS ENDED NOVEMBER 30,
                                      MAY 31, 2003     ----------------------------------------------------------------------------
                                       (UNAUDITED)       2002             2001           2000              1999            1998
                                    ----------------   ---------        ---------     ---------         ---------        ---------
NET ASSET VALUE,
Beginning of Period..............      $   11.68       $   13.73        $   13.97     $   13.33         $   12.90        $   13.51
                                       ---------       ---------        ---------     ---------         ---------        ---------
Income from Investment Operations:
   Net investment income.........           0.06            0.17             0.26          0.24              0.26             0.38
   Net realized and unrealized
     gain (loss) on investment
     transactions................           0.48           (1.79)           (0.16)         0.70              1.50             1.41
                                       ---------       ---------        ---------     ---------         ---------        ---------
   Total income (loss) from
     investment operations.......           0.54           (1.62)            0.10          0.94              1.76             1.79
                                       ---------       ---------        ---------     ---------         ---------        ---------
Less Dividends from:
   Net investment income.........          (0.07)          (0.19)           (0.26)        (0.26)            (0.20)           (0.38)
   Realized gains................             --           (0.24)           (0.08)        (0.04)            (1.13)           (2.02)
                                       ---------       ---------        ---------     ---------         ---------        ---------
   Total Distributions...........          (0.07)          (0.43)           (0.34)        (0.30)            (1.33)           (2.40)
                                       ---------       ---------        ---------     ---------         ---------        ---------
Net change in net asset
   value per share...............           0.47           (2.05)           (0.24)         0.64              0.43            (0.61)
                                       ---------       ---------        ---------     ---------         ---------        ---------
NET ASSET VALUE,
   End of Period.................      $   12.15       $   11.68        $   13.73     $   13.97         $   13.33        $   12.90
                                       =========       =========        =========     =========         =========        =========
Total Return (a).................           4.69%(b)      (12.07)%           0.71%         6.93%            15.23%           15.98%
Ratios/Supplemental Data:
Net Assets at the end of
   Period (in thousands).........      $  51,866       $  50,878        $  66,985     $  65,829         $  59,572        $  66,262
Ratios to average net assets:
   Expenses before waivers+......           1.56%           1.57%            1.49%         1.32%             1.11%            1.01%
   Expenses net of waivers.......           1.45%           1.39%            1.39%         1.31%             1.00%            0.91%
   Net investment
     income (net of waivers).....           1.00%           1.33%            1.85%         1.61%             2.02%            2.95%
Portfolio Turnover Rate..........              8%(b)          32%             150%           73%               42%              76%

--------------------------------------------------------------------------
+   During the period,  certain fees were waived.  If such fee waivers had not occurred,  the ratios would have been as indicated.
(a) Total  return is based on the change in net asset value during the period and assumes  reinvestment  of all dividends and distributions.
(b) Not Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                HIGH YIELD FUND (C)
                                                                                   ----------------------------------------------
                                                                                   SIX MONTHS
                                                                                      ENDED          YEAR ENDED      PERIOD ENDED
                                                                                  MAY 31, 2003       NOVEMBER 30,     NOVEMBER 30,
                                                                                   (UNAUDITED)          2002             2001
                                                                                    ---------         ---------        ---------
NET ASSET VALUE,
Beginning of Period..............................................................   $    7.10         $    7.64        $    8.00
                                                                                    ---------         ---------        ---------
Income from Investment Operations:
   Net investment income.........................................................        0.18              0.56             0.40
   Net realized and unrealized gain (loss) on investment transactions............        0.05             (0.52)           (0.36)
                                                                                    ---------         ---------        ---------
   Total income from investment operations.......................................        0.23              0.04             0.04
                                                                                    ---------         ---------        ---------
Less Dividends from:
   Net investment income.........................................................       (0.18)            (0.58)           (0.40)
                                                                                    ---------         ---------        ---------
   Total Distributions...........................................................       (0.18)            (0.58)           (0.40)
                                                                                    ---------         ---------        ---------
Net change in net asset value per share..........................................        0.05             (0.54)           (0.36)
                                                                                    ---------         ---------        ---------
NET ASSET VALUE,
   End of Period.................................................................   $    7.15         $    7.10        $    7.64
                                                                                    =========         =========        =========
Total Return (a).................................................................        3.34%(b)          0.81%            0.56%(b)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)...................................   $     137         $   4,244        $   4,573
Ratios to average net assets:
   Expenses before waivers+......................................................        4.57%             3.23%            3.93%
   Expenses net of waivers.......................................................        0.95%             0.95%            0.95%
   Net investment income (net of waivers)........................................        7.39%             7.79%            7.84%
Portfolio Turnover Rate..........................................................          40%(b)            64%              31%(b)

--------------------------------------------------------------------------
+   During the period,  certain fees were waived.  If such fee waivers had not occurred,  the ratios would have been as indicated.
(a) Total  return is based on the change in net asset value during the period and assumes  reinvestment  of all dividends and distributions.
(b) Not Annualized.
(c) Atlantic Whitehall High Yield Fund commenced investment operations on April 2, 2001.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         INCOME FUND
                                    -----------------------------------------------------------------------------------------------
                                    SIX MONTHS ENDED                              YEARS ENDED NOVEMBER 30,
                                      MAY 31, 2003     ----------------------------------------------------------------------------
                                       (UNAUDITED)       2002             2001           2000              1999            1998
                                    ----------------   ---------        ---------     ---------         ---------        ---------
NET ASSET VALUE,
Beginning of Period..............      $   10.08       $    9.97        $    9.63     $    9.79         $   10.61        $   10.36
                                       ---------       ---------        ---------     ---------         ---------        ---------
Income from Investment Operations:
   Net investment income.........           0.18            0.38             0.52          0.57              0.55             0.59
   Net realized and unrealized
     gain (loss) on investment
     transactions................           0.29            0.11             0.35         (0.15)            (0.72)            0.33
                                       ---------       ---------        ---------     ---------         ---------        ---------
   Total income (loss) from
     investment operations.......           0.47            0.49             0.87          0.42             (0.17)            0.92
                                       ---------       ---------        ---------     ---------         ---------        ---------
 Less Dividends from:
   Net investment income.........          (0.17)          (0.38)           (0.52)        (0.58)            (0.57)           (0.59)
   In excess of net
     investment income...........             --              --            (0.01)        (0.01)            (0.01)              --
   Realized gains................             --              --               --            --             (0.07)           (0.08)
                                       ---------       ---------        ---------     ---------         ---------        ---------
   Total Distributions...........          (0.17)          (0.38)           (0.53)        (0.59)            (0.65)           (0.67)
                                       ---------       ---------        ---------     ---------         ---------        ---------
Capital contributions............             --              --               --          0.01                --               --
                                       ---------       ---------        ---------     ---------         ---------        ---------
Net change in net asset
   value per share...............           0.30            0.11             0.34         (0.16)            (0.82)            0.25
                                       ---------       ---------        ---------     ---------         ---------        ---------
NET ASSET VALUE,
   End of Period.................      $   10.38       $   10.08        $    9.97     $    9.63         $    9.79        $   10.61
                                       =========       =========        =========     =========         =========        =========
Total Return (a).................           4.67%(b)        5.03%            9.21%         4.49%(c)         (1.79)%           9.27%
Ratios/Supplemental Data:
Net Assets at the end of
   period (in thousands).........      $  12,235      $   23,000      $    26,683     $  31,135         $  35,760        $  38,803
 Ratios to average net assets:
   Expenses before waivers+......           1.61%           1.51%            1.40%         1.23%             1.13%            0.90%
   Expenses net of waivers.......           1.28%           1.28%            1.28%         1.21%             1.02%            0.80%
   Net investment
     income (net of waivers).....           3.30%           3.84%            5.28%         5.96%             5.37%            5.63%
Portfolio Turnover Rate..........             28%(b)          93%             370%          223%               70%              93%

--------------------------------------------------------------------------
+   During the period,  certain fees were waived.  If such fee waivers had not occurred,  the ratios would have been as indicated.
(a) Total  return is based on the change in net asset value during the period and assumes  reinvestment  of all dividends and distributions.
(b) Not Annualized.
(c) Total  return for the period  would have been lower by 0.01% if a capital  contribution  of $25,228 had not been made.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION. Atlantic Whitehall Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940
Act"), as an open-end diversified management investment company. The Trust, formerly known as Whitehall Funds Trust, consists of four separate investment portfolios: Growth Fund, Balanced Fund (formerly known as Growth and Income
Fund), High Yield Fund and Income Fund (individually, a "Fund," and collectively, the "Funds"), each offering one class of shares. These financial statements relate to all four Funds.

The High Yield Fund was closed to both new investors and additional investments from current shareholders on March 21, 2003. For reasons discussed in the Management's Discussion for the High Yield Fund, the Fund is not able to pursue its stated investment objective and principle investment strategies.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         (A) PORTFOLIO VALUATIONS: Each Fund's shares are priced at net asset value. The net asset value per share of each of the Funds is calculated at the close of regular trading hours of the New York Stock Exchange ("NYSE"), which is normally at 4:00 p.m. (Eastern time), Monday through Friday, on each day that the NYSE is open for trading. Currently, the NYSE is closed for trading on the following business holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each Fund is computed by dividing the value of each Fund's net assets (i.e., the value of the assets less the liabilities) by the total number of such Fund's outstanding shares. All expenses, including fees paid to the Adviser and any affiliate of PFPC Inc. ("PFPC"), the Funds' administrator, are accrued daily and taken into account for the purpose of determining the net asset value.

         Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price ("NOCP"), when appropriate. If the last sale price or NOCP is not reported, the current bid price is used. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

         To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

         (B) SECURITIES TRANSACTIONS AND RELATED INCOME: The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis.

         (C) EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Trust expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis.

         (D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: High Yield Fund's and Income Fund's net investment income is declared daily and paid monthly. Growth Fund's net investment income is declared and paid annually. Balanced Fund's net investment income is declared and paid quarterly. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized capital gains can be offset by capital loss carryover, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividend and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. Permanent book/tax differences are primarily attributable to redesignation of distributions and paydowns.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

         The tax character of distributions paid during fiscal 2002 and 2001 were as follows:

                                       DISTRIBUTIONS PAID IN 2002         DISTRIBUTIONS PAID IN 2001
                                       --------------------------         --------------------------
                                        ORDINARY         LONG-TERM          ORDINARY         LONG-TERM
            FUND                         INCOME*       CAPITAL GAINS         INCOME*       CAPITAL GAINS
            ----                       ---------       -------------        ---------      -------------
         Growth Fund.............      $       --        $     --          $       --       $3,836,839
         Balanced Fund...........       1,303,312         792,448           1,599,105               --
         High Yield Fund.........         395,588              --             218,979               --
         Income Fund.............         934,907              --           1,595,921               --

         As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                UNDISTRIBUTED         UNREALIZED
                                            CAPITAL LOSS           ORDINARY          APPRECIATION/
            FUND                            CARRYFORWARD           INCOME*          (DEPRECIATION)
            ----                            ------------        -------------        -------------
         Growth Fund..................      $  2,555,790        $         --          $  8,171,660
         Balanced Fund................           607,920             120,539             7,400,086
         High Yield Fund..............           562,069               3,928              (112,859)
         Income Fund..................         1,189,116              25,202               744,535

         * For tax purposes short-term capital gain distributions are considered ordinary income distributions.

         (E) FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with the applicable requirements of Subchapter M of the Internal Revenue Code and to distribute in a timely manner all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

         (F) WHEN-ISSUED TRANSACTIONS: The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future. Purchasing securities on a when-issued basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

NOTE 3 -- ADVISORY FEES. Atlantic Trust Advisors, Inc. (the "Advisor"), a registered investment advisor, provides investment advisory services to each of the Funds. From November 18, 1994 to February 14, 2003, Whitehall Asset Management, Inc. ("Whitehall") acted as the investment advisor for the Funds. On October 28, 2002, the parent company of Whitehall, The Industrial Bank of Japan Trust Company entered into an agreement (the "Purchase Agreement") to sell Whitehall to Atlantic Trust Group, Inc., a wholly-owned subsidiary of AMVESCAP PLC ("AMVESCAP") (the "Acquisition"). The closing of the Acquisition occurred on February 14, 2003 (the "Closing"). After the Acquisition, Whitehall's operations were integrated with those of Atlantic Trust Private Wealth Management, the private wealth management division of AMVESCAP, and Whitehall changed its name to Atlantic Trust Advisors, Inc.

Pursuant to the terms of the Investment Advisory Agreements, the Advisor is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, at the annual rate of 0.85% for Growth Fund and Balanced Fund; 0.75% for High Yield Fund; and 0.65% for Income Fund. Prior to the Acquisition, Whitehall's compensation was identical to that of Atlantic Trust. From the period beginning December 1, 2002 through May 31, 2003, the Advisor has contractually agreed to waive its advisory fee and/or reimburse expenses to the extent necessary to maintain net expenses for each Fund as follows: Growth Fund, 1.39%; Balanced Fund, 1.45%; High Yield Fund, 0.95%; and Income Fund, 1.28%. This resulted in the Advisor waiving $86,999, $25,975, $10,754 and $31,363 in advisory fees for Growth Fund, Balanced Fund, High Yield Fund and Income Fund, respectively, and reimbursing expenses of $41,103 for High Yield Fund for the six months ended May 31, 2003. The Advisor received advisory fees, net of waivers, of $510,419, $180,584, $0 and $29,637 for Growth Fund, Balanced Fund, High Yield Fund and Income Fund, respectively, for the six months ended May 31, 2003.

In September 2000, the Advisor entered into a Sub-Advisory Contract with Fountain to provide advisory services, including portfolio management to High Yield Fund, subject to the overall supervision of the Advisor. Fountain is a private investment advisory firm that specializes in the management of high yielding corporate securities. In consideration of its services to High Yield Fund, the Advisor paid Fountain a monthly fee at the annual rate of 0.375% of the average net assets of High Yield Fund. Effective May 13, 2003, Fountain resigned as the investment sub-advisor of the High Yield Fund. The Advisor will continue to serve as the Fund's investment advisor until the likely liquidation of the Fund.

NOTE 4 -- ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION FEES. The Trust and PFPC Inc. ("PFPC") have entered into an administration agreement under which PFPC ("Administrator") provides services for a fee. From December 1, 2002 to April 30, 2003, the fee was computed daily and paid monthly, at the annual rate of 0.15% of average daily net assets of each Fund up to $500 million; 0.10% of average daily net assets of each Fund in excess of $500 million up to $1 billion; and 0.075% of average daily net assets of each Fund

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
in excess of $1 billion. Effective May 1, 2003, the asset based fee was reduced to the annual rate of 0.12% of average daily net assets of each Fund up to $500 million; 0.07% of average daily net assets of each Fund in excess of $500 million up to $1 billion; and 0.045% of average daily net assets of each Fund in excess of $1 billion. The services are subject to the supervision of the Trust's Board of Trustees and officers and include the day-to-day administration of matters related to the corporate existence of the Trust, maintenance of its records, preparation of reports, supervision of the Trust's arrangements with its custodian and assistance in the preparation of the Trust's registration statements under federal and state laws.

In addition, the Administrator also provides certain fund accounting and related services. The Administrator also serves as transfer agent for the Funds pursuant to a Transfer Agency and Services Agreement with the Trust effective March 1, 1998.

PFPC Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFPC, serves as the distributor of the Funds. The Trust has adopted a Rule 12b-1 Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for the Funds. The Distributor may be paid a fee of up to 0.25% of the average daily net assets of each of these Funds. For the six months ended May 31, 2003, the Distributor received 12b-1 fees of $139,379, $26,731, $3,585 and
$5,129 for Growth Fund, Balanced Fund, High Yield Fund and Income Fund, respectively. The Distributor serves as the exclusive distributor of the shares of each Fund pursuant to the Plan.

NOTE 5 -- TRUSTEE COMPENSATION. The Trust pays each nonaffiliated Trustee an annual retainer of $10,000 ($12,000 for the Chairman), a fee of $1,000 for each Board of Trustees meeting attended and $1,000 for each Board of Trustees committee meeting attended. Also, the Audit Committee Chairman and the Nominating Committee Chairman each receive an additional $500. The Trust also reimburses expenses incurred by each nonaffiliated Trustee in attending such meetings. Trustees who are affiliated receive no compensation from the Trust.

NOTE 6 -- SECURITIES TRANSACTIONS. For the six months ended May 31, 2003, the cost of purchases and the proceeds from sales of the Funds' portfolio securities (excluding short-term investments), amounted to the following:

                                                 PURCHASES                                   SALES
                                     ---------------------------------          ------------------------------------
                                     U.S. GOVERNMENT         OTHER              U.S. GOVERNMENT           OTHER
                                     ---------------     -------------          ---------------        -------------
Growth Fund*....................     $          --       $   1,337,397          $          --          $          --
Balanced Fund...................           512,500           3,161,740              1,218,556              5,014,226
High Yield Fund.................                --             875,731                     --              4,994,741
Income Fund.....................           746,154           4,355,375              5,102,563             10,821,706

* On May 8, 2003, the Fund had a redemption in kind with total proceeds in the amount of $10,614,112.

The aggregate gross unrealized appreciation and depreciation, net unrealized appreciation (depreciation) and cost for all securities as computed on a federal income tax basis, at May 31, 2003 for each Fund is as follows:

                                                                                      NET
                                          GROSS                GROSS             APPRECIATION
                                      APPRECIATION        (DEPRECIATION)        (DEPRECIATION)           COST
                                      ------------         -------------         ------------        -------------
Growth Fund.....................      $ 26,539,701         $ (14,330,850)       $  12,208,851        $ 140,181,185
Balanced Fund...................        11,327,824            (2,017,076)           9,310,748           42,952,841
High Yield Fund.................                --                    --                   --              128,970
Income Fund.....................           599,619                (3,520)             596,099           11,465,897

NOTE 7 -- CAPITAL SHARES TRANSACTIONS. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds are shown in the Statement of Changes in Net Assets.

NOTE 8 -- CAPITAL LOSS CARRYOVERS. At November 30, 2002, Growth Fund, Balanced Fund, High Yield Fund and Income Fund had the following Capital loss carryovers:

FUND                                  CAPITAL LOSS CARRYOVER    EXPIRATION DATE
----                                  ----------------------    ---------------
Growth Fund                               $   838,930                2009
                                            1,716,860                2010
Balanced Fund                                 607,920                2010
High Yield Fund                               103,824                2009
                                              458,245                2010
Income Fund                                   949,461                2008
                                              239,655                2010

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
NOTE 9 - SHAREHOLDER VOTING RESULTS. A Special Meeting of the Shareholders was held on January 27, 2003. The following represents the results of the proposals voted on:

         PROPOSAL #1 To elect three Trustees of the Trust to serve until their successors are duly elected and qualified:

         Donald J. Herrema [Total Number of Outstanding Shares: 18,312,558.197]

                                          # OF VOTES CAST       % OF VOTES CAST
                                          ---------------       ---------------
Affirmative ...........................    12,731,525.203            99.31%
Withhold ..............................        88,578.983             0.69%
                                           --------------         --------
TOTAL .................................    12,820,104.186           100.00%

         Lynn Birdsong [Total Number of Outstanding Shares: 18,312,558.197]

                                          # OF VOTES CAST       % OF VOTES CAST
                                          ---------------       ---------------
Affirmative ...........................    12,750,059.233            99.45%
Withhold ..............................        70,044.953             0.55%
                                           --------------         --------
TOTAL .................................    12,820,104.186           100.00%

         John R. Preston [Total Number of Outstanding Shares: 18,312,558.197]

                                          # OF VOTES CAST       % OF VOTES CAST
                                          ---------------       ---------------
Affirmative ...........................    12,748,131.495            99.44%
Withhold ..............................        71,972.691             0.56%
                                           --------------         --------
TOTAL .................................    12,820,104.186           100.00%

         PROPOSAL #2 TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT BETWEEN THE TRUST AND WHITEHALL ASSET MANAGEMENT, INC.
         [Total Number of Outstanding Shares: 18,312,558.197]

                                          # OF VOTES CAST       % OF VOTES CAST
                                          ---------------       ---------------
Affirmative ...........................    12,695,495.687            99.03%
Against ...............................        78,057.479             0.61%
Abstain ...............................        46,551.020             0.36%
                                           --------------         --------
TOTAL .................................    12,820,104.186           100.00%

                       THIS PAGE LEFT INTENTIONALLY BLANK

                       THIS PAGE LEFT INTENTIONALLY BLANK

--------------------------------------------------------------------------------
    ATLANTIC WHITEHALL FUNDS TRUST

    An investment in shares of the Trust is neither insured nor guaranteed by the FDIC or the U.S. Government. Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, Atlantic Trust Group, Inc., and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency, and may involve investment risk, including the possible loss of principal. The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The views contained herein are subject to change at any time based on market and other conditions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
--------------------------------------------------------------------------------

ATLANTIC WHITEHALL
FUNDS TRUST

BOARD OF TRUSTEES

 George H. Stewart, Chairman*

 Lynn S. Birdsong, Trustee*

 Pierre de St. Phalle, Trustee*

 Susan V. Machtiger, Trustee*

 Tracy L. Nixon, Trustee*

 John R. Preston, Trustee*

 Donald J. Herrema, Trustee
-------------------------------

 OFFICERS

 Mark Santero, President & Chief Executive Officer

 Paul Blaustein, Vice President

 Robert B. Saccone, Vice President

 David Smith, Vice President

 James Spencer, Vice President

 John Bini, Treasurer & Chief Financial Officer

 Robert Irwin, Assistant Treasurer

 Paul Elmlinger, Secretary

 Gabrielle Bailey, Assistant Secretary

*    Non Affiliated Trustee

INVESTMENT ADVISOR
Atlantic Trust Advisors, Inc.
50 Rockefeller Plaza
New York, NY 10020

ADMINISTRATOR
PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
The Bank of New York
One Wall Street
New York, NY 10286

COUNSEL
Morrison & Foerster LLP
2000 Pennsylvania Avenue, NW
Washington, D.C. 20006

INDEPENDENT AUDITORS
Ernst & Young LLP
5 Times Square
New York, NY 10036

This report is for the information of the shareholders of Atlantic Whitehall Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

                               [GRAPHIC OMITTED]
                       ATLANTIC WHITEHALL FUNDS LOGO ART

           50 Rockefeller Plaza, 15th Floor o New York, NY 10020-1605
                  800 994 2533 o www.atlanticwhitehallfunds.com

                          A member of the AMVESCAP Group

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.


(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      ATLANTIC WHITEHALL FUNDS TRUST
            ----------------------------------------------------------

By (Signature and Title)*  /S/ MARK SANTERO
                         ---------------------------------------------
                            Mark Santero, Chief Executive Officer
                            (principal executive officer)

Date            July 23, 2003
    ------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ MARK SANTERO
                         ---------------------------------------------
                            Mark Santero, Chief Executive Officer
                            (principal executive officer)

Date            July 23, 2003
    ------------------------------------------------------------------


By (Signature and Title)*  /S/ JOHN BINI
                         ---------------------------------------------
                            John Bini, Chief Financial Officer
                            (principal financial officer)

Date            July 24, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.